Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain (loss) on issuance of shares by Select Income REIT	$ 72	$ 86	$ (42,145)
Loss on impairment of Select Income REIT investment	0	0	(203,297)
Equity in earnings of Select Income REIT	(13)	137	20
Income (loss) from discontinued operations	21,829	34,878	(227,347)
SIR | Discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain (loss) on issuance of shares by Select Income REIT	72	86	(42,145)
Loss on impairment of Select Income REIT investment	0	0	(203,297)
Equity in earnings of Select Income REIT	21,584	35,381	18,620
Income (loss) from property discontinued operations	173	(589)	(525)
Income (loss) from discontinued operations	$ 21,829	$ 34,878	$ (227,347)